Equity Investments - Other equity investments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2017	Aug. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Private Equity Funds
Other equity investments
Equity method Investment amounts	¥ 12,000,000.0	¥ 22,900,000	¥ 9,000,000.0
Equity method investments authorized	30,000,000.0
Lilita
Other equity investments
Percentage of equity interest		4.69%
Kuailai
Other equity investments
Percentage of equity interest									8.00%
Aggregate purchase consideration									¥ 200,000
Impairment loss of equity method investment	¥ 200,000
Lifeix Inc.
Other equity investments
Percentage of equity interest	0.30%	0.30%			0.30%	0.30%		0.30%		0.30%	0.30%
Yitong Technology
Other equity investments
Percentage of equity interest							10.00%
Total consideration to be paid							¥ 13,000,000.0
Equity method Investment amounts	¥ 13,000,000.0	¥ 13,000,000.0
Kesheng Jiada
Other equity investments
Percentage of equity interest	3.78%			5.67%
Aggregate purchase consideration	¥ 10,000,000.0			¥ 5,000,000.0
Equity method Investment amounts	¥ 10,000,000.0	¥ 15,000,000.0
Percentage of additional equity interest				1.89%
4K Garden
Other equity investments
Percentage of indirect equity interests	1.00%			1.50%